Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.54%
Apartments–16.41%
AvalonBay Communities, Inc.	392,846	$93,839,124
Camden Property Trust	283,890	46,901,467
Equity Residential	285,846	24,385,522
Mid-America Apartment Communities, Inc.	331,495	68,370,844
UDR, Inc.	1,904,955	108,068,097
		341,565,054
Data Centers–8.14%
CyrusOne, Inc.	77,647	6,912,136
Equinix, Inc.	200,004	162,443,249
		169,355,385
Diversified–0.67%
BGP Holdings PLC(b)(c)	3,547,941	4
JBG SMITH Properties	499,408	13,878,548
		13,878,552
Free Standing–2.18%
Agree Realty Corp.	252,898	17,085,789
Essential Properties Realty Trust, Inc.	821,092	22,194,117
NETSTREIT Corp.	281,934	6,016,471
		45,296,377
Health Care–8.32%
Ventas, Inc.	1,688,578	79,228,080
Welltower, Inc.	1,179,681	93,926,201
		173,154,281
Industrial–18.08%
Americold Realty Trust(d)	355,933	11,617,653
Duke Realty Corp.	1,559,489	90,964,993
Exeter Industrial Value Fund L.P.(b)(c)(e)	4,185,000	234,737
Prologis, Inc.	1,272,719	191,862,389
Rexford Industrial Realty, Inc.(d)	1,162,918	81,497,294
		376,177,066
Infrastructure REITs–13.65%
American Tower Corp.	587,548	154,219,599
Crown Castle International Corp.	375,894	68,281,145
SBA Communications Corp., Class A	178,832	61,482,442
		283,983,186
Lodging Resorts–3.41%
Apple Hospitality REIT, Inc.	766,094	11,506,732
RLJ Lodging Trust	1,179,532	14,850,308
Ryman Hospitality Properties, Inc.(d)(f)	388,619	30,079,110
Sunstone Hotel Investors, Inc.(f)	1,261,954	13,717,440
Xenia Hotels & Resorts, Inc.(f)	56,642	887,580
		71,041,170
Manufactured Homes–1.02%
Equity LifeStyle Properties, Inc.	6,075	493,898
Sun Communities, Inc.(d)	109,540	20,657,053
		21,150,951
Shares		Value
Office–2.86%
Alexandria Real Estate Equities, Inc.	297,343	$59,489,414
Regional Malls–2.63%
Simon Property Group, Inc.	357,483	54,637,702
Self Storage–2.71%
CubeSmart	278,517	15,017,637
Life Storage, Inc.	312,739	41,325,331
		56,342,968
Shopping Centers–5.04%
Brixmor Property Group, Inc.	1,817,036	41,319,399
Regency Centers Corp.	265,385	18,401,796
SITE Centers Corp.(d)	1,147,059	17,274,708
Urban Edge Properties	1,619,741	27,908,137
		104,904,040
Single Family Homes–5.79%
American Homes 4 Rent, Class A	638,754	25,607,648
Invitation Homes, Inc.	2,345,895	94,867,994
		120,475,642
Specialty–5.06%
Gaming and Leisure Properties, Inc.	267,731	12,080,023
Outfront Media, Inc.	1,063,396	26,574,266
VICI Properties, Inc.(d)	2,454,045	66,750,024
		105,404,313
Timber REITs–3.57%
PotlatchDeltic Corp.(d)	244,863	13,256,883
Weyerhaeuser Co.	1,622,239	61,012,409
		74,269,292
Total Common Stocks & Other Equity Interests (Cost $1,464,092,880)		2,071,125,393
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h)	4,006,565	4,006,565
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(g)(h)	3,859,054	3,860,211
Invesco Treasury Portfolio, Institutional Class, 0.01%(g)(h)	4,578,931	4,578,931
Total Money Market Funds (Cost $12,444,131)		12,445,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $1,476,537,011)		2,083,571,100
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.89%
Invesco Private Government Fund, 0.02%(g)(h)(i)	18,053,212	18,053,212

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(g)(h)(i)	42,111,529	$42,124,163
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $60,177,375)		60,177,375
TOTAL INVESTMENTS IN SECURITIES–103.03% (Cost $1,536,714,386)		2,143,748,475
OTHER ASSETS LESS LIABILITIES–(3.03)%		(63,053,589)
NET ASSETS–100.00%		$2,080,694,886
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $234,741, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at November 30, 2021.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(f)	Non-income producing security.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,107,238	$74,453,783	$(74,554,456)	$-	$-	$4,006,565	$924
Invesco Liquid Assets Portfolio, Institutional Class	5,655,340	52,692,000	(54,486,546)	(563)	(20)	3,860,211	427
Invesco Treasury Portfolio, Institutional Class	4,693,987	85,090,037	(85,205,094)	-	-	4,578,931	400
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	196,896,587	(178,843,375)	-	-	18,053,212	1,369*
Invesco Private Prime Fund	-	432,177,226	(390,050,913)	-	(2,151)	42,124,163	18,420*
Total	$14,456,565	$841,309,633	$(783,140,384)	$(563)	$(2,171)	$72,623,082	$21,540

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,070,890,652	$—	$234,741	$2,071,125,393
Money Market Funds	12,445,707	60,177,375	—	72,623,082
Total Investments	$2,083,336,359	$60,177,375	$234,741	$2,143,748,475
Invesco Real Estate Fund